Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of the credit exposure of real estate loans by loan-to-value (LTV) ratio	The assessment of guarantee of real estate loans is based on the value adjusted for changes in real estate price indexes:

	12/31/2022	12/31/2021
Lower than 30%	693,322	582,421
31 - 50%	1,689,190	1,584,454
51 - 70%	2,308,021	2,116,015
71 - 90%	1,503,703	756,870
Higher than 90%	57,577	81,651
	6,251,813	5,121,411

Schedule of the projected future realizable value of financial assets and liabilities by remaining contractual term
The table below presents the projected future realizable value of Inter’s financial assets and liabilities by contractual term:

	12/31/2022
	Note	Up to 3 months	3 months to 1 year	1 year to 5 years	Above 5 years	Total
Financial assets
Cash and cash equivalents	8	1,331,648	—	—	—	1,331,648
Compulsory deposits at Central Bank of Brazil		2,854,778	—	—	—	2,854,778
Amounts due from financial institutions	9	4,258,856	—	—	—	4,258,856
Securities	10	666,788	272,489	4,563,769	6,945,519	12,448,565
Loans and advances to customers	12	6,222,386	5,916,020	1,254,709	9,305,213	22,698,328
Other assets	17	—	—	87,318	—	87,318
Total financial assets		15,334,456	6,188,509	5,905,796	16,250,732	43,679,493

Financial liabilities
Liabilities with financial and similar institutions	9	7,906,897	—	—	—	7,906,897
Liabilities with customers	18	14,873,030	849,420	7,920,354	—	23,642,804
Securities issued	19	1,149,070	421,032	4,632,063	—	6,202,165
Derivative financial liabilities	20	—	—	37,768	—	37,768
Borrowing and onlending	21	4,988	4,137	10,632	16,691	36,448
Total financial liabilities		23,933,985	1,274,589	12,600,817	16,691	37,826,082

	12/31/2021
	Note	Up to 3 months	3 months to 1 year	1 year to 5 years	Above 5 years	Total
Financial assets
Cash and cash equivalents	8	500,446	—	—	—	500,446
Compulsory deposits at Central Bank of Brazil		2,399,488	—	—	—	2,399,488
Amounts due from financial institutions	9	2,051,862	—	—	—	2,051,862
Securities	10	474,509	203,017	3,593,103	8,487,058	12,757,687
Derivative financial instruments	11	86,948	—	—	—	86,948
Loans and advances to customers	12	4,616,124	3,868,156	1,267,016	7,465,066	17,216,362
Other assets	17	—	—	77,154	—	77,154
Total financial assets		10,129,377	4,071,173	4,937,273	15,952,124	35,089,947

Financial liabilities
Derivative financial liabilities	9	—	29,452	37,093	—	66,545
Liabilities with financial and similar institutions	18	5,306,020	35,444	—	—	5,341,464
Liabilities with customers	19	11,360,378	6,956,400	16,765	—	18,333,543
Securities issued	20	112,591	3,349,639	109,863	—	3,572,093
Borrowing and onlending	21	99	1,087	23,886	—	25,071
Total financial liabilities		16,779,088	10,372,022	187,607	—	27,338,716

Scchedule of financial assets and liabilities using a current/non-current classification
The table below represents Group’s current financial assets (expected to be realized within 12 months of the reporting date), non-current financial assets (expected to be realized more than 12 months after the reporting date) and current financial liabilities (it is due to be settled within 12 months of the reporting date) and non-current financial liabilities (is due to be settled more than 12 months after the reporting date)

	12/31/2022
	Current	Non-current	Total
Assets
Cash and cash equivalents	1,331,648	—	1,331,648
Amounts due from financial institutions	4,258,856	—	4,258,856
Compulsory deposits at Central Bank of Brazil	2,854,778	—	2,854,778
Securities	939,277	11,509,288	12,448,565
Loans and advances to customers, net of loss	11,159,852	10,220,066	21,379,916
Other assets	—	87,318	87,318
Total assets	20,544,411	21,816,672	42,361,081

Liabilities
Liabilities with financial institutions	7,906,897	—	7,906,897
Liabilities with customers	15,722,450	7,920,354	23,642,804
Securities issued	1,570,102	4,632,063	6,202,165
Derivative financial liabilities	—	37,768	37,768
Borrowing and onlending	9,126	27,323	36,448
Total liabilities	25,208,575	12,617,508	37,826,082

	12/31/2021
	Current	Non-current	Total
Assets
Cash and cash equivalents	500,446	—	500,446
Amounts due from financial institutions	2,051,862	—	2,051,862
Compulsory deposits at Central Bank of Brazil	2,399,488	—	2,399,488
Derivative financial instruments	86,948	—	86,948
Securities	677,960	12,079,727	12,757,687
Loans and advances to customers, net of loss	7,995,755	8,539,675	16,535,430
Other assets	—	77,387	77,387
Total assets	13,712,452	20,696,789	34,409,248

Liabilities
Liabilities with financial institutions	5,341,464	—	5,341,464
Liabilities with customers	18,316,778	16,765	18,333,543
Securities issued	3,462,230	109,863	3,572,093
Derivative financial liabilities	29,452	37,093	66,545
Borrowing and onlending	1,186	23,886	25,071
Total liabilities	27,151,110	187,607	27,338,716